Summary of significant accounting policies (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net cash provided by (used in) operating activities from continuing operations	$ (75,754,162)	$ 20,635,488	$ (53,231,108)
Net cash used in investing activities from continuing operations	35,896,193	(41,991,079)	(12,127,728)
Net cash provided by (used in) financing activities from continuing operations	11,017,942	11,634,868	122,665,288
Effect of exchange rate changes on cash and restricted cash	462,261	(8,363,680)	(153,454)
Net increase (decrease) in cash and restricted cash	(28,377,766)	(18,084,403)	57,152,998
Cash and restricted cash from continuing operations, beginning of year	41,167,501	59,251,904	2,098,906
Cash and restricted cash from continuing operations, end of year	12,789,735	41,167,501	59,251,904
Net cash used in investing activities from continuing operations	35,896,193	(41,991,079)	(12,258,220)
Nongyuan Network
Net cash provided by (used in) operating activities from continuing operations	(579,125)	(3,189,440)	3,246,067
Net cash used in investing activities from continuing operations	0	2,738,559	(2,772,430)
Net cash provided by (used in) financing activities from continuing operations	539,287	373,382	(616,095)
Effect of exchange rate changes on cash and restricted cash	5,227	(5,078)	258,485
Net increase (decrease) in cash and restricted cash	(34,611)	(82,577)	116,027
Cash and restricted cash from continuing operations, beginning of year	37,393	116,447	420
Cash and restricted cash from continuing operations, end of year	2,782	33,870	116,447
Other [Member]
Net cash provided by (used in) operating activities from continuing operations	(17,601,436)	(14,188,275)	67,709,967
Net cash used in investing activities from continuing operations	(7,121,332)	1,140,848	(9,353,935)
Net cash provided by (used in) financing activities from continuing operations	32,778	649,782	144,197
Effect of exchange rate changes on cash and restricted cash	462,420	(8,345,494)	(506,653)
Net increase (decrease) in cash and restricted cash	(24,227,570)	(20,743,139)	57,993,576
Cash and restricted cash from continuing operations, beginning of year	183,030	183,030	183,030
Cash and restricted cash from continuing operations, end of year	(24,044,540)	(20,560,109)	58,176,606
variable interest entity and subsidiaries.
Net cash provided by (used in) operating activities from continuing operations	(45,586,506)	46,404,339	(338,559)
Net cash provided by (used in) financing activities from continuing operations	2,515,877	(899,449)	(1,232,191)
Effect of exchange rate changes on cash and restricted cash	(5,386)	(13,108)	94,714
Net increase (decrease) in cash and restricted cash	(58,490)	(378,704)	(1,477,399)
Cash and restricted cash from continuing operations, beginning of year	61,196	434,135	1,913,335
Cash and restricted cash from continuing operations, end of year	2,706	55,431	435,936
Net cash used in investing activities from continuing operations	43,017,525	(45,870,486)	(1,363)
FAMI
Net cash provided by (used in) operating activities from continuing operations	(11,987,095)	(8,391,136)	(123,848,583)
Net cash used in investing activities from continuing operations	0	0	0
Net cash provided by (used in) financing activities from continuing operations	7,930,000	11,511,153	124,369,377
Effect of exchange rate changes on cash and restricted cash	0	0	0
Net increase (decrease) in cash and restricted cash	(4,057,095)	3,120,017	520,794
Cash and restricted cash from continuing operations, beginning of year	4,057,179	522,915	2,121
Cash and restricted cash from continuing operations, end of year	$ 84	$ 4,057,179	$ 522,915